Short-Term Deposits and Marketable Securities - Debt Securities in an Unrealized Loss Position (Details) - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
Less than 12 months
Unrealized Losses	$ 0	$ (2)
More than 12 months
Unrealized Losses	(2)	(9)
Total
Unrealized Losses	(2)	(11)
Unrealized loss
Less than 12 months
Fair Value	0	448
More than 12 months
Fair Value	229	443
Total
Fair Value	229	891
Unrealized gain
Total
Fair Value	756	1,561
U.S. Treasury debt securities
Less than 12 months
Unrealized Losses	0	(2)
More than 12 months
Unrealized Losses	(2)	(9)
Total
Unrealized Losses	(2)	(11)
U.S. Treasury debt securities | Unrealized loss
Less than 12 months
Fair Value	0	448
More than 12 months
Fair Value	229	443
Total
Fair Value	$ 229	$ 891